Business Combination (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Considerations paid and assets in succession recognized at the acquisition date
3)	Considerations paid and assets and liabilities recognized at the acquisition date are as follows:

(In millions of won)
	S.M. LIFE DESIGN COMPANY JAPAN INC.		S.M. Mobile Communications JAPAN Inc.
Considerations paid:
Cash and cash equivalents	￦	30,000	—
Shares of IRIVER LIMITED		—	24,650
Assets and liabilities acquired:
Cash and cash equivalents	￦	3,434	4,112
Trade and other receivables		1,471	237
Inventories		1,879	—
Property and equipment		4	311
Intangible assets		6,677	7,445
Other assets		—	41
Trade and other payables		(2,563)	(815)
Deferred tax liabilities		(2,324)	—
Other liabilities		(326)	(154)

Net assets	￦	8,252	11,177

2)	Considerations paid and identifiable assets acquired and liabilities assumed

Considerations paid and assets in succession recognized at the acquisition date are as follows:

(In millions of won)
	2015
Considerations paid and liabilities assumed:
Cash and cash equivalents	￦	13,197
Accounts payable — other		1,858

	￦	15,055

Assets acquired:
Property and equipment	￦	3,208
Intangible assets		8,486
Other assets		1,603

	￦	13,297